S-K 1603(b) Conflicts of Interest	Nov. 09, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

The existence of financial and personal interests of one or more of ALCY’s directors may result in a conflict of interest on the part of such director(s) between what he, she or they may believe is in the best interests of ALCY and its shareholders and what he, she or they may believe is best for himself, herself or themselves in determining to recommend that shareholders vote for the proposals. In addition, ALCY’s officers have interests in the Proposed Transaction that may conflict with your interests as a shareholder.

Since the Sponsor, its affiliates, representatives and certain initial shareholders of ALCY (the “Initial Shareholders”), have interests that are different, or in addition to (and which may conflict with), the interests of the other holders of ALCY Class A Ordinary Shares, a conflict of interest may exist in determining whether the Business Combination with Cartiga is appropriate. Such interests include that the Initial Shareholders will lose their entire investment in ALCY if ALCY does not complete a business combination. When you consider the recommendation of the ALCY Board in favor of approval of the Business Combination, you should keep in mind that the Initial Shareholders have interests in such proposal that are different from, or in addition to (which may conflict with), those of the ALCY shareholders generally.

These interests include, among other things:

●	The Sponsor paid $50,000 or approximately $0.0174 per share, for its 2,875,000 Founder Shares, which such Founder Shares, if unrestricted and freely tradeable, would be valued at approximately $[*], based on the $[*] closing price of the ALCY Class A Ordinary Shares on OTC on [*], 2026. We estimate that, at the Closing, the Sponsor will hold an aggregate of up to 3,413,000 shares of Pubco Class A Common Stock or a minimum of 1,700,000 shares, depending on the amount forfeited for not meeting the minimum cash condition in the Merger Agreement, and not including any shares issued upon conversion of the Working Capital Loans, which, if unrestricted and freely tradeable, would be valued at approximately $[*], based on the $[*] closing price of the ALCY Class A Ordinary Shares on OTC on [•], 2026. However, given that such shares of Pubco Class A Common Stock will be subject to certain restrictions, including those described elsewhere in this proxy statement/prospectus, ALCY believes such shares have less value.
●	If ALCY is not able to complete the Proposed Transaction with Cartiga by September 9, 2027 by depositing $5,656.68 in the Trust Account on a monthly basis for each one-month extension until September 9, 2027, and is not able to complete another business combination by such date, unless otherwise extended by a shareholder-approved amendment to the Current M&A, it would cease all operations except for the purpose of winding up, redeeming all of the outstanding Public Shares for cash and, subject to the approval of its remaining shareholders and the ALCY Board, liquidating and dissolving, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In such event, the Founder Shares owned by the Sponsor would be worthless because following the redemption of the Public Shares, ALCY would likely have few, if any, net assets and because the Insiders have agreed to waive their respective rights to liquidating distributions from the Trust Account in respect of the Founder Shares if ALCY fails to complete a business combination within the required period.
●	As a result of the low purchase price paid for the Founder Shares, even if the trading price of the Pubco Class A Common Stock were as low as $[*] per share, the aggregate market value of the Founder Shares alone (without taking into account the value of the Pubco Class A Common Stock and Pubco Warrants issued or the Public Shares held by the Sponsor) would be approximately equal to the investment in ALCY by the Sponsor. As a result, if the Business Combination is completed, the Sponsor is likely to be able to make a substantial profit on its investment in us even at a time when the Pubco Class A Common Stock has lost significant value. On the other hand, if the Business Combination is not completed and ALCY liquidates without completing another initial business combination before the end of the completion window, the Sponsor would lose its entire investment in us.
●	Upon liquidation, the Sponsor will lose its entire investment in the Founder Shares and Private Placement Shares, which totals $6,005,000 in the aggregate (595,500 ALCY Class A Ordinary Shares purchased by the Initial Shareholders for a total purchase price of $5,955,000 in the private placement at the time of the IPO plus the initial investment of $50,000 for the Founder Shares). The potential loss of this investment could incentivize the Sponsor and its affiliates to pursue a business combination transaction on unfavorable terms in order to avoid a liquidation.
●	Steven M. Wasserman is expected to be a director of Pubco after the Closing. As such, in the future, Mr. Wasserman may receive fees for his service as director, which may consist of cash or stock-based awards, and any other remuneration that Pubco Board determines to pay to its non-employee directors.
●	ALCY’s existing directors and officers will be eligible for continued indemnification and continued coverage under ALCY’s directors’ and officers’ liability insurance policy after the Merger and pursuant to the Business Combination Agreement and indemnification agreements entered into with such directors and officers in connection with the IPO.
●	In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to ALCY if and to the extent any claims by a third party (other than ALCY’s independent registered public accounting firm) for services rendered or products sold to ALCY, or a prospective target business with which ALCY has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (a) $10.00 per Public Share and (b) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in value of the trust assets, in each case net of the interest that may be withdrawn to pay taxes. This liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and as to any claims under the indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act.
●	The Sponsor and its affiliates have made an aggregate of $2,186,000 of advances to ALCY as of the date of this proxy statement/prospectus, which will be repaid in cash at the closing of the Business Combination for advancing working capital and payment of the monthly extensions, or, if agreed with the holders, settled in shares of Common Stock at $10.00 per share. Additionally, ALCY’s officers and directors and their affiliates are entitled to reimbursement of out-of-pocket expenses incurred by them related to identifying, investigating, negotiating and completing an initial business combination. As of the date of this proxy statement/prospectus the current value of the reimbursement of the out-of-pocket expenses owed to ALCY’s officers and directors and their affiliates is $[*]. However, if ALCY is not able to complete the Proposed Transaction with Cartiga by September 9, 2027 by depositing $5,656.68 in the Trust Account on a monthly basis for each one-month extension until September 9, 2027, and is not able to complete another business combination by such date, unless otherwise extended by a shareholder-approved amendment to the Current M&A, such persons will not have any claim against the Trust Account for reimbursement. Accordingly, ALCY may not be able to reimburse these advances and expenses if the Business Combination or another business combination is not completed by such date.
●	Pursuant to the A&R Registration Rights Agreement, the Insiders will have customary registration rights, including demand and piggy-back rights, subject to cooperation and cut-back provisions with respect to the Pubco Class A Common Stock and Pubco Warrants held by such parties following the consummation of the Proposed Transaction. We estimate that the Insiders will hold an aggregate of up to 3,413,000 shares of Pubco Class A Common Stock subject to registration rights. This amount may be reduced depending on how much is raised in the PIPE financing. If Available Closing Buyer Cash is less than $5,000,000, then, as a result of Cartiga’s waiver of the Minimum Cash Condition on October 22, 2026, and pursuant to Section 8.17 of the Business Combination Agreement, the Sponsor shall forfeit 1,713,000 of its shares and hold a minimum of 1,700,000 shares of Pubco Class A Common Stock.
●	The fact that certain officers and directors of ALCY have an economic interest in the 3,413,000 Founder Shares and Private Placement Shares currently owned by the Sponsor and purchased by the Sponsor in connection with the ALCY IPO, as a result of their direct or indirect membership interests in the Sponsor. This includes 2,875,000 Founder Shares that were purchased by the Sponsor for approximately $0.02 per share ($50,000 in the aggregate), and 538,000 Class A ordinary shares that were purchased in the private placement that closed at the time of the IPO, for $10.00 per share ($5,380,000 in the aggregate). VAM Partners LLC (“VAM Partners”), is the managing member of the Sponsor. The economic interest (or deemed economic interest) of this entity in the Founder Shares retained by the Sponsor is shown below:

Number of
Founder Shares
Name and Title of Person	(deemed)
Alchemy DeepTech Capital LLC, Sponsor(1)	3,413,000(2)
(1)	Includes 2,754,378 ALCY ordinary shares in which VAM Partners has an economic interest due to its member ownership interest in the sponsor. VAM Partners is the managing member of the Sponsor. VAM Partners is governed by a four-member board of directors which acts by majority vote. Accordingly, no individual director of VAM Partners exercises voting or dispositive control over any of the securities held by our sponsor, including those in which such director has a pecuniary interest. Therefore, none of the directors are deemed to have or share beneficial ownership of securities held by the Sponsor. The managing member of VAM Partners is Alchemy Investment Management LLC, which has an economic interest in 584,453 Founder Shares, which is owned 66.7% by Mattia Tomba, and 33.3% by Al Noor Gulf Ventures L.L.C.-FZ, an entity controlled by Vittorio Savoia, our co-Chief Executive Officer, who is also the ultimate beneficial owner.
(2)	This amount may be reduced depending on how much is raised in the PIPE financing. If Available Closing Buyer Cash is less than $5,000,000, then, as a result of Cartiga’s waiver of the Minimum Cash Condition on October 22, 2026, and pursuant to Section 8.17 of the Business Combination Agreement, the Sponsor shall forfeit 1,713,000 of its shares and hold a minimum of 1,700,000 shares of Pubco Class A Common Stock.

In light of the foregoing, the Sponsor and its affiliates will receive material benefits from the completion of the Business Combination and may be incentivized to complete the Business Combination with Cartiga rather than liquidate even if (i) Cartiga is a less favorable target company or (ii) the terms of the Business Combination are less favorable to shareholders. As a result, our Sponsor and directors and officers may have interests in the completion of the Business Combination that are materially different than, and may conflict with, the interests of other shareholders. Further, the Sponsor may receive a positive return on the Founder Shares even if ALCY’s public shareholders experience a negative return on their investment after consummation of the Business Combination. See “The Business Combination Proposal — Ownership of Pubco after the Closing.”

The personal and financial interests of the Sponsor as well as ALCY’s directors and officers may have influenced their motivation in identifying and selecting Cartiga as a business combination target, completing an initial business combination with Cartiga and influencing the operation of the business following the Closing. In considering the recommendations of the ALCY Board to vote for the proposals, its shareholders should consider these interests.

Alchemy Deeptech Capital Llc, Sponsor [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

Since the Sponsor, its affiliates, representatives and certain initial shareholders of ALCY (the “Initial Shareholders”), have interests that are different, or in addition to (and which may conflict with), the interests of the other holders of ALCY Class A Ordinary Shares, a conflict of interest may exist in determining whether the Business Combination with Cartiga is appropriate. Such interests include that the Initial Shareholders will lose their entire investment in ALCY if ALCY does not complete a business combination. When you consider the recommendation of the ALCY Board in favor of approval of the Business Combination, you should keep in mind that the Initial Shareholders have interests in such proposal that are different from, or in addition to (which may conflict with), those of the ALCY shareholders generally.

These conflicts of interest include, among other things, the interests listed below:

●	The beneficial ownership of the Sponsor and certain Initial Shareholders of up to 3,470,500 ALCY Ordinary Shares consisting of 2,875,000 Founder Shares which were acquired prior to the IPO for an aggregate of $50,000 and 595,500 Private Placement Shares purchased at the time of the IPO (57,500 of which were purchased by Cantor) will be worthless if the Business Combination is not consummated because the Initial Shareholders and the Sponsor have agreed to waive their rights to any liquidation distributions. This amount may be reduced depending on how much is raised in the PIPE financing. If Available Closing Buyer Cash is less than $5,000,000, then, as a result of Cartiga’s waiver of the Minimum Cash Condition on October 22, 2026, and pursuant to Section 8.17 of the Business Combination Agreement, the Sponsor shall forfeit 1,713,000 of its shares resulting in the Initial Shareholders holding 1,757,500 shares, comprised of 1,700,000 held by the Sponsor or its designees, and 57,500 held by Cantor.
●	If the Business Combination is consummated, the Sponsor and the Initial Shareholders would own up to an aggregate of 3,470,500 Ordinary Shares (or 1,757,500 Ordinary Shares if Available Closing Buyer Cash is less than $5,000,000) with an aggregate market value of approximately $ or $ respectively, based on the closing price of the Public Shares of $ on OTC as of October [*], 2026.
●	The Sponsor or an affiliate of the Sponsor have issued to the ALCY Working Capital Loans up to the amount of $2,186,000. In the event that the Business Combination does not close, ALCY may use a portion of proceeds held outside the Trust Account to repay the loans, but no proceeds held in the Trust Account would be used to repay the Sponsor Promissory Notes. All unpaid amounts would be forfeited.
●	The continued indemnification of current directors and officers of ALCY and the continuation of directors’ and officers’ liability insurance after the Business Combination.
●	The fact that our Sponsor, officers and directors will be reimbursed for out-of-pocket expenses incurred in connection with activities on our behalf, such as identifying potential target businesses and performing due diligence on suitable business combinations.
●	The fact that our Sponsor, and current and former officers and directors will lose their entire investment in us if an initial business combination is not completed.
●	The fact that certain officers and directors of ALCY have an economic interest in the 3,413,000 Founder Shares and Private Placement Shares currently owned by the Sponsor and purchased by the Sponsor in connection with the ALCY IPO, as a result of their direct or indirect membership interests in the Sponsor. This includes 2,875,000 Founder Shares that were purchased by the Sponsor for approximately $0.02 per share ($50,000 in the aggregate), and 538,000 Class A ordinary shares that were purchased in the private placement that closed at the time of the IPO, for $10.00 per share ($5,380,000 in the aggregate). VAM Partners LLC (“VAM Partners”), is the managing member of the Sponsor. The economic interest (or deemed economic interest) of this entity in the Founder Shares retained by the Sponsor is shown below:

	Number of
	Founder Shares
Name and Title of Person	(deemed)
Alchemy DeepTech Capital LLC, Sponsor(1)	3,413,000	(2)
(1)	Includes 2,754,378 ALCY ordinary shares in which VAM Partners has an economic interest due to its member ownership interest in the sponsor. VAM Partners is the managing member of the Sponsor. VAM Partners is governed by a four- member board of directors which acts by majority vote. Accordingly, no individual director of VAM Partners exercises voting or dispositive control over any of the securities held by our sponsor, including those in which such director has a pecuniary interest. Therefore, none of the directors are deemed to have or share beneficial ownership of securities held by the Sponsor. The managing member of VAM Partners is Alchemy Investment Management LLC, which has an economic interest in 584,453 Founder Shares, which is owned 66.7% by Mattia Tomba, and 33.3% by Al Noor Gulf Ventures L.L.C.-FZ, an entity controlled by Vittorio Savoia, our co-Chief Executive Officer, who is also the ultimate beneficial owner.
(2)	The number of shares held may be reduced depending on how much is raised in the PIPE financing. If Available Closing Buyer Cash is less than $5,000,000, then, as a result of Cartiga’s waiver of the Minimum Cash Condition on October 22, 2026, and pursuant to Section 8.17 of the Business Combination Agreement, the Sponsor shall forfeit 1,713,000 of its shares and hold a minimum of 1,700,000 shares of Pubco Class A Common Stock.

In light of the foregoing, the Sponsor and its affiliates will receive material benefits from the completion of the Business Combination and may be incentivized to complete the Business Combination with Cartiga rather than liquidate even if (i) Cartiga is a less favorable target company or (ii) the terms of the Business Combination are less favorable to shareholders. As a result, our Sponsor and directors and officers may have interests in the completion of the Business Combination that are materially different than, and may conflict with, the interests of other shareholders. Further, the Sponsor may receive a positive return on the Founder Shares even if ALCY’s public shareholders experience a negative return on their investment after consummation of the Business Combination. See “The Business Combination Proposal — Ownership of Pubco after the Closing.”

These interests may influence ALCY’s directors in making their recommendation that you vote in favor of the Business Combination Proposal, and the transactions contemplated thereby. These interests were considered by the ALCY Board when it approved the Business Combination.